NOTES PAYABLE	12 Months Ended
Dec. 31, 2016
Notes Payable [Abstract]
NOTES PAYABLE
NOTE 5 — NOTES PAYABLE

In August 2012, the Company issued a note payable in the amount of $92,145 in connection with the acquisition of mining equipment. As of December 31, 2016, the note payable was paid in full. The note payable bore interest at approximately 7% per annum and was secured by a lien on the mining equipment. The note was paid in 48 equal monthly payments of $2,226 through August 2016. Notes payable — short and long term portion consisted of the following:

	December 31, 2016	December 31, 2015
Total notes payable	$-	$17,319
Less: current portion	-	(17,319)
Long term portion	$-	$-

The Company recognized interest expense of $488 and $2,287 for the year ended December 31, 2016 and 2015, respectively.